Business Combinations - Additional Information (Details) $ in Millions, $ in Millions			12 Months Ended
	Jul. 17, 2024 USD ($)	May 10, 2024 USD ($)	Mar. 31, 2026 USD ($) Acquisition	Mar. 25, 2026 USD ($)	Aug. 13, 2025 USD ($)	Aug. 13, 2025 AUD ($)	Apr. 30, 2025 USD ($)
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition							$ 96
Number of business combinations completed | Acquisition			2
Goodwill expected to be deductible for tax purposes							9
Cash consideration							88
Contingent consideration on acquisition							$ 8
Contingent consideration undiscounted value			$ 9
Trade receivables acquired			23
Transaction cost related to the acquisition			4
InSemi Technology Services Private Limited
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition		$ 24
Percentage of voting interests		100.00%
Cash consideration		$ 20
Contingent consideration on acquisition		$ 4
Key input used in determining fair value of contingent consideration discount rate		5.90%
Contingent consideration undiscounted value			$ 4
Trade receivables acquired		$ 4
Term for shareholder and employee retention bonus payable to employees		3 years
In-tech Holding GmbH
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition	$ 385
Percentage of voting interests	100.00%
Trade receivables acquired	$ 17
Transaction cost related to the acquisition	$ 1
The Missing Link
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests			100.00%
MRE Consulting Ltd
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests			100.00%
Telstra Purple Pty Ltd
Disclosure Of Business Combinations [Line Items]
Expected percentage of voting interests					75.00%	75.00%
Optimum Achieve Holdings Inc. | Major Business Combination
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests				100.00%
Stratus Global LLC | Major Business Combination
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests				100.00%
Bottom of Range
Disclosure Of Business Combinations [Line Items]
Key input used in determining fair value of contingent consideration discount rate			2.00%
Term for shareholder and employee retention bonus payable to employees			2 years
Bottom of Range | In-tech Holding GmbH
Disclosure Of Business Combinations [Line Items]
Term for shareholder and employee retention bonus payable to employees	2 years
Top of Range
Disclosure Of Business Combinations [Line Items]
Key input used in determining fair value of contingent consideration discount rate			3.00%
Term for shareholder and employee retention bonus payable to employees			3 years
Top of Range | In-tech Holding GmbH
Disclosure Of Business Combinations [Line Items]
Term for shareholder and employee retention bonus payable to employees	5 years
Top of Range | Telstra Purple Pty Ltd
Disclosure Of Business Combinations [Line Items]
Expected consideration on acquisition					$ 152	$ 233
Top of Range | Optimum Achieve Holdings Inc. | Major Business Combination
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition				$ 465
Top of Range | Stratus Global LLC | Major Business Combination
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition				$ 95